Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
BASIS OF AND CHANGES IN ACCOUNTING STANDARDS
2.1	BASIS OF AND CHANGES IN ACCOUNTING STANDARDS

2.1.1	BASIS OF APPLICATION

These consolidated financial statements were prepared in accordance with the International Financial Reporting Standards (“IFRS”), taking into account the recommendations of the International Financial Reporting Standards Interpretations Committee (IFRS IC). We have applied all standards and interpretations that were in force as of December 31, 2020 and adopted by the European Union (EU). As of December 31, 2020, there were no standards or interpretations that affected our consolidated financial statements for the years ended December 31, 2020, 2019 and 2018 that were in effect, but not yet endorsed into European law. As a result, our consolidated financial statements comply with both the IFRSs published by the International Accounting Standards Board (IASB) and those adopted by the EU. These consolidated financial statements also take into account the supplementary provisions under commercial law, which must be applied in accordance with Section 315e (1) of the German Commercial Code (Handelsgesetzbuch – HGB). In accordance with the regulations of the United States Securities and Exchange Commission, the statement of profit or loss is presented for a comparative period of three years. This extends beyond the comparative period of two years in accordance with the requirements of IFRS as adopted by the EU.
The consolidated financial statements as of the reporting dates of December 31, 2020 and 2019, as well as the periods from January 1 through December 31 for the years 2020, 2019 and 2018, comprise MorphoSys AG and its subsidiaries (collectively, the “MorphoSys Group” or the “Group”). MorphoSys AG prepares the consolidated financial statements for the largest and the smallest consolidated group.
In preparing the consolidated financial statements in accordance with IFRS, the Management Board is required to make certain estimates and assumptions, which have an effect on the amounts recognized in the consolidated financial statements and the accompanying notes. The actual results may differ from these estimates. The estimates and underlying assumptions are subject to continuous review. Any changes in estimates are recognized in the period in which the changes are made and in all relevant future periods.
All figures in this report were rounded to the nearest euro, thousand euros or million euros.
There was no material impact on the business, estimates and assumptions made or the recoverability of assets as a result of
COVID-19.

Due to the market approval of Monjuvi, the corresponding amount reported under the balance sheet item
“In-process
research and development programs” was reclassified to the balance sheet item “License fees for marketed products” in the financial year 2020.
In the consolidated statement of cash flows, cash inflows and outflows for derivative financial instruments were reclassified from operating activities to investing activities due to incorrect classification. In order to provide comparable information for the previous year, the prior-year figures were adjusted accordingly. In financial year 2019, these were cash receipts of € 0.9 million and in 2018 cash payments of € 0.5 million.
Unless stated otherwise, the accounting policies set out below were applied consistently to all periods presented in these consolidated financial statements.

2.1.2	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
The accounting principles applied generally correspond to the policies used in the prior year.
NEW OR REVISED STANDARDS AND INTERPRETATIONS ADOPTED FOR THE FIRST TIME IN THE FINANCIAL YEAR

Standard / Interpretation		Mandatory Application for financial years starting on	Adopted by the European Union	Possible Impact on MorphoSys
IFRS 3 (A)	Business Combinations	01/01/2020	yes	none
IFRS 9, IAS 39 and IFRS 7 (A)	Interest Rate Benchmark Reform	01/01/2020	yes	none
IFRS 16 (A)	Covid-19-Related Rent Concessions	01/01/2020	yes	none
IAS 1 and IAS 8 (A)	Definition of Material	01/01/2020	yes	yes

	Amendments to References to the Conceptual Framework in IFRS Standards	01/01/2020	yes	none

(A) Amendments
The effects of the amendments to IAS 1 and IAS 8 on the consolidated financial statements are not considered material and are therefore not individually explained.

NEW OR REVISED STANDARDS AND INTERPRETATIONS NOT YET MANDATORILY APPLICABLE
The following new or revised standards that were not yet mandatory in the reporting period or have not yet been adopted by the European Union, have not been applied prematurely. The effects on the consolidated financial statements of standards marked with “yes” are considered probable and are currently being examined by the Group. Only significant effects are described in more detail. The effects on the consolidated financial statements of the extensions to IAS 1 and IAS 8 are not considered material and, therefore, not explained separately. Standards with the comment “none” are not expected to have a material impact on the consolidated financial statements.

Standard / Interpretation		Mandatory Application for financial years starting on	Adopted by the European Union	Possible Impact on MorphoSys
IFRS 3 (A)	Reference to the Conceptual Framework	01/01/2022	no	none
IFRS 4 (A)	Extension of the Temporary Exemption from Applying IFRS 9	01/01/2021	no	none
IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (A)	Interest Rate Benchmark Reform – Phase 2	01/01/2021	yes	none
IFRS 17 and IFRS 17 (A)	Insurance Contracts and Amendments to IFRS 17	01/01/2023	no	none
IAS 1 (A)	Classification of Liabilities as Current or Non-current	01/01/2023	no	yes
IAS 1 (A)	Disclosure of Accounting policies	01/01/2023	no	yes
IAS 8 (A)	Definition of Accounting Estimates	01/01/2023	no	yes
IAS 16 (A)	Property, Plant and Equipment – Proceeds before Intended Use	01/01/2022	no	none
IAS 37 (A)	Amended by Onerous Contracts – Cost of Fulfilling a Contract	01/01/2022	no	none

	Annual Improvements to International Financial Reporting Standards, 2018 – 2020	01/01/2022	no	none

(A) Amendments

CONSOLIDATION PRINCIPLES
2.2.2	CONSOLIDATION METHODS

The following Group subsidiary was included in the scope of consolidation, as shown in the table below.

Company	Purchase of Shares / Establishment	Included in Basis of Consolidation since
MorphoSys US Inc., Boston, Massachusetts, USA	July 2018	07/02/2018
This subsidiary is fully consolidated as it is a direct wholly owned subsidiary. MorphoSys controls the subsidiary due to its full power over the investee. Additionally, MorphoSys is subject to risk exposure and has rights to variable returns from its involvement with the investee. MorphoSys also has unlimited capacity to exert power over the investee to influence its returns.
The Group does not have any entities consolidated as joint ventures using the equity method, nor does it exercise a controlling influence.
The assets and liabilities of the fully consolidated international entity are recognized using Group-wide uniform accounting and valuation methods. The consolidation methods applied have not changed from the previous year.
Upon consolidation, the carrying amounts of the parent company’s investments in each subsidiary are offset against the parent’s share in the equity of each subsidiary. Inter-company assets and liabilities, income and expenses, and profits or losses arising from transactions between Group companies are eliminated in full. The arm’s length principle was applied to all contracts and transactions between Group companies.

2.2.3	PRINCIPLES OF FOREIGN CURRENCY TRANSLATION
The Group’s consolidated financial statements are presented in euros, which is also the parent company’s functional currency. For each entity, the Group determines the functional currency. The items included in the financial statements of each entity are measured using that functional currency.
TRANSACTIONS AND BALANCES
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items relating to operating business are recognized in other income or expenses. For monetary items relating to investing and financing activities, differences are recognized in finance income or finance expenses.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

GROUP COMPANIES
On consolidation, the assets and liabilities of foreign operations are translated into euros at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at exchange rates prevailing at the dates of the transactions. The exchange differences arising on translation for consolidation are recognized in “other comprehensive income reserve” (equity).

FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
2.3	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

2.3.1	CREDIT RISK AND LIQUIDITY RISK

Financial instruments in which the Group may have a concentration of credit and liquidity risk are mainly cash and cash equivalents, financial assets at fair value, with changes recognized in profit or loss, other financial assets at amortized cost, derivative financial instruments and receivables. The Group’s cash and cash equivalents are mainly denominated in euros and US dollars. Financial assets at fair value, with changes recognized in profit or loss and other financial assets at amortized cost are high quality assets. Cash and cash equivalents, financial assets at fair value, with changes recognized in profit or loss, and other financial assets at amortized cost are generally held at numerous reputable financial institutions in Europe and the United States. With respect to its positions, the Group continuously monitors the financial institutions that are its counterparties to the financial instruments, as well as their creditworthiness, and does not anticipate any risk of non-performance.

The changes in impairment losses for credit risks (see Note 2.4) recognized in the statement of profit or loss for the financial years 2020, 2019 and 2018 under the item impairment losses on financial assets were determined based on the rationale that negative values represent additions and positive values represent reversals of risk provisions. There were no impairments in the 2020 financial year. The increase in this allowance compared to January 1, 2020 was primarily the result of the increase of financial assets at amortized cost for which impairment losses are determined.

	General Impairment Model			Simplified Impairment Model		Total
in 000’ €	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3
Balance as of January 1, 2019	(665)	(506)	0	(90)	0	(1,261)
Unused Amounts Reversed	445	427	0	90	0	962
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0	0	(80)	0	(80)
Change between Impairment Stages	(79)	79	0	0	0	0
Amounts written off during the Year as uncollectible	0	0	0	0	0	0
Balance as of December 31, 2019	(299)	0	0	(80)	0	(379)
Balance as of January 1, 2020	(299)	0	0	(80)	0	(379)
Unused Amounts Reversed	299	0	0	80	0	379
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(1,001)	0	0	(424)	0	(1,425)
Change between Impairment Stages	0	0	0	0	0	0
Amounts written off during the Year as uncollectible	0	0	0	0	0	0
Balance as of December 31, 2020	(1,001)	0	0	(424)	0	(1,425)

The Group recognizes impairment losses for default risks for financial assets as follows:

Balance Sheet Item as of December 31, 2020	Internal Credit Rating	Basis for Recognition of Expected Credit Loss Provision	Gross Carrying Amount (in 000’ €)	Impairment (in 000’ €)	Carrying Amount (in 000’ €)	Average Impairment Rate
Cash and Cash Equivalents	low	Expected Twelve-Month Loss	109,797	(2)	109,795	0.0%
Other Financial Assets at Amortized Cost	low	Expected Twelve-Month Loss	847,300	(999)	846,301	0.1%
Accounts Receivable	low	Lifetime Expected Credit Losses	83,778	(424)	83,354	0.5%

Balance Sheet Item as of December 31, 2019	Internal Credit Rating	Basis for Recognition of Expected Credit Loss Provision	Gross Carrying Amount (in 000’ €)	Impairment (in 000’ €)	Carrying Amount (in 000’ €)	Average Impairment Rate
Cash and Cash Equivalents	low	Expected Twelve-Month Loss	44,314	0	44,314	0.0%
Other Financial Assets at Amortized Cost	low	Expected Twelve-Month Loss	293,958	(299)	293,659	0.1%
Accounts Receivable	low	Lifetime Expected Credit Losses	15,162	(80)	15,082	0.5%

The Group is also exposed to credit risk from debt instruments that are measured at fair value in profit or loss. This includes the items “Financial Assets at Fair Value through Profit or Loss” and “Financial Assets from Collaborations”. As of December 31, 2020, the maximum credit risk corresponded to the carrying amounts of these items amounting to € 330.8 million (December 31, 2019: € 20.5 million).
One of the Group’s policies requires that all customers who wish to transact business on credit undergo a credit assessment based on external ratings. Nevertheless, the Group’s revenue and accounts receivable are still subject to credit risk from customer concentration. The Group’s single most significant customer accounted for € 50.1 million of accounts receivables as of December 31, 2020 (December 31, 2019: € 8.0 million), or 60% of the Group’s total accounts receivable at the end of 2020. The Group’s top three customers individually accounted for 78%, 14% and 1% of the total revenue in 2020.
As of December 31, 2019, 53% of the Group’s accounts receivable balance related to a single customer; of the total revenue in 2019, three customers individually accounted for 45%, 31% and 13%.
On December 31, 2018, one customer had accounted for 33% of the Group’s accounts receivable, and the top three customers in 2018 individually accounted for 65%, 25% and 5% of the Group’s revenue.

The table below shows the accounts receivables by region as of the reporting date.

in €	12/31/2020	12/31/2019
Europe and Asia	4,451,611	6,984,944
USA and Canada	79,326,304	8,176,758
Other	0	0
Impairment	(423,639)	(80,000)

Total	83,354,276	15,081,702

On December 31, 2020 and December 31, 2019, the Group’s exposure to credit risk from derivative financial instruments was assessed as low. The maximum credit risk (equal to the carrying amount) for rent deposits and other deposits on the reporting date amounted to € 1.4 million (December 31, 2019: € 1.0 million).

The following table shows the contractual cash flows of financial liabilities as of the reporting date.

	12/31/2020	12/31/2020	12/31/2020	12/31/2020
in €; due in	Less than One Year	Between One and Five Years	More than Five Years	Total
Trade Accounts Payable	47,558,635	0	0	47,558,635
Convertible Bonds	2,031,250	333,125,000	0	335,156,250
Financial Liabilities from Collaborations	161,250	180,346,823	529,337,547	709,845,620

	12/31/2019	12/31/2019	12/31/2019	12/31/2019
in €; due in	Less than One Year	Between One and Five Years	More than Five Years	Total
Trade Accounts Payable	10,655,014	0	0	10,655,014
Convertible Bonds due to Related Parties	12,324	0	0	12,324
Financial assets and financial liabilities were not netted as of December 31, 2020. Currently, there is no legal right to offset amounts recognized, to settle on a net basis, or to realize an asset and settle a liability simultaneously. There were no financial instruments pledged as collateral as of December 31, 2020.

2.3.2	MARKET RISK
Market risk represents the risk that changes in market prices, such as foreign exchange rates, interest rates or equity prices, will affect the Group’s results of operations or the value of the financial instruments held. The Group is exposed to both currency and interest rate risks.
CURRENCY RISK
The consolidated financial statements are prepared in euros. Both revenues and expenses of the Group are incurred in euros and US dollars. Throughout the year, the Group monitors the necessity to hedge foreign exchange rates to minimize currency risk and addresses this risk by using derivative financial instruments.
In accordance with the Group’s hedging policy, highly probable cash flows and definite foreign currency receivables collectible within a twelve-month period are tested to determine if they should be hedged. MorphoSys had begun using foreign currency options and forwards to hedge its foreign exchange risk against
US-dollar
receivables in 2003. For derivatives with a positive fair value, unrealized gains are recorded in other receivables and for derivatives with a negative fair value, unrealized losses are recorded in other liabilities.
As of December 31, 2020, there was no unsettled foreign exchange forward agreement (December 31, 2019: one unsettled foreign exchange forward agreement; December 31, 2018: nine unsettled foreign exchange forward agreements). The unrealized gross gains in prior years from foreign exchange forward agreements were recorded in the finance result in the respective years (December 31, 2019: € 0.4 million; December 31, 2018: € 0.1 million).
The Group’s exposure to foreign currency risk based on the carrying amounts of the items is shown in the table below.

as of December 31, 2020; in €	US$	Other
Cash and Cash Equivalents	76,581,756	0
Financial Assets at Fair Value through Profit or Loss	115,134,211	0
Other Financial Assets at Amortized Cost	57,326,015	0
Accounts Receivable	28,455,909	0
Financial Assets from Collaborations	42,870,499	0
Restricted Cash (included in Other Assets, Net of Current Portion)	712,891	0
Accounts Payable and Accruals	(51,436,436)	(52,305)
Financial Liabilities from Collaborations	(516,505,855)	0

Total	(246,861,010)	(52,305)

as of December 31, 2019; in €	US$	Other
Cash and Cash Equivalents	17,913,455	0
Financial Assets at Fair Value through Profit or Loss	16,221,808	0
Other Financial Assets at Amortized Cost	41,756,008	0
Accounts Receivable	978,368	0
Restricted Cash (included in Other Assets, Net of Current Portion)	289,537	0
Accounts Payable and Accruals	(4,910,130)	(5,662)
Gesamt	72,249,046	(5,662)
Different foreign exchange rates and their impact on assets and liabilities were simulated in a sensitivity analysis to determine the effects on profit or loss. A 10% increase in the euro versus the US dollar as of December 31, 2020, would have reduced the consolidated net profit by € 82.9 million. A 10% decline in the euro versus the US dollar would have increased the consolidated net profit by € 96.2 million.
A 10% increase in the euro versus the US dollar as of December 31, 2019, would have increased the consolidated net loss by € 6.7 million. A 10% decline in the euro versus the US dollar would have reduced the consolidated net loss by € 7.9 million.
A 10% increase in the euro versus the US dollar as of December 31, 2018, would have increased the consolidated net loss by € 1.4 million. A 10% decline in the euro versus the US dollar would have reduced the consolidated net loss by € 1.7 million.
INTEREST RATE RISK
The Group’s risk exposure to changes in interest rates mainly relates to fixed-term deposits and corporate bonds. Changes in the general level of interest rates may lead to an increase or decrease in the fair value of these securities. The Group’s investment focus places the safety of an investment ahead of its return and the ability to plan future cash flows. Interest rate risks are limited because all securities can be liquidated within a maximum of two years and due to the partially fixed interest rates during the term in order to ensure that planning is possible. In addition, changes in interest rates may affect the fair value of financial assets from collaborations.
Different interest rates and their effect on existing investments with variable interest rates and on financial assets from collaborations were simulated in a sensitivity analysis in order to determine the effect on profit or loss. An increase of the variable interest rate by 0.5% would have increased the consolidated net profit by € 1.2 million as of December 31, 2020 (December 31, 2019: reduction of consolidated net loss by € 0.3 million; December 31, 2018: reduction of consolidated net loss by € 0.4 million). A decrease of the variable interest rate by 0.5% would have decreased the consolidated net profit by € 1.4 million as of December 31, 2020 (December 31, 2019: increase of consolidated net loss by € 0.3 million; December 31, 2018: increase consolidated net loss by € 0.1 million).
The Group is not subject to significant interest rate risks from the liabilities currently reported on the balance sheet.

2.3.3	FAIR VALUE HIERARCHY AND MEASUREMENT METHODS
The fair value is the price that would be achieved for the sale of an asset in an arm’s length transaction between independent market participants or the price to be paid for the transfer of a liability (disposal or exit price). Measurement at fair value requires that the sale of the asset or the transfer of the liability takes place on the principal market or, if no such principal market is available, on the most advantageous market. The principal market is the market a company has access to that has the highest volume and level of activity.

Fair value is measured by using the same assumptions and taking into account the same characteristics of the asset or liability as would an independent market participant. Fair value is a market-based, not an entity-specific measurement. The fair value of non-financial
assets is based on the best use of the asset by a market participant. For financial instruments, the use of bid prices for assets and ask prices for liabilities is permitted but not required if those prices best reflect the fair value in the respective circumstances. For simplification, mean rates are also permitted. This not only applies to financial assets but all assets and liabilities.
MorphoSys applies the following hierarchy in determining and disclosing the fair value of financial instruments:

Level 1:	Quoted (unadjusted) prices in active markets for identical assets or liabilities to which the Company has access.

Level 2:	Inputs other than quoted prices included within Level 1 that are observable for assets or liabilities, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3:	Inputs for asset or liability that are not based on observable market data (that is, unobservable inputs).
The carrying amounts of financial assets and liabilities, such as other financial assets at amortized cost, as well as accounts receivable and accounts payable, approximate their fair value because of their short- term maturities.
HIERARCHY LEVEL 1
The fair value of financial instruments traded in active markets is based on the quoted market prices on the reporting date. A market is considered active if quoted prices are available from an exchange, dealer, broker, industry group, pricing service, or regulatory body that is easily and regularly accessible, and prices reflect current and regularly occurring market transactions at arm’s length conditions. For assets held by the Group, the appropriate quoted market price is the buyer’s bid price. These instruments fall under Hierarchy Level 1 (see Note 6.2).
HIERARCHY LEVELS 2 AND 3
The fair value of financial instruments not traded in active markets can be determined using valuation methods. In this case, fair value is estimated using the results of a valuation method that makes maximum use of market data and relies as little as possible on entity-specific inputs. If all significant inputs required for measuring fair value by using valuation methods are observable, the instrument is allocated to Hierarchy Level 2. If significant inputs are not based on observable market data, the instrument is allocated to Hierarchy Level 3.
Hierarchy Level 2 contains foreign exchange forward agreements to hedge exchange rate fluctuations, term deposits and the convertible bonds. Future cash flows for these foreign exchange forward agreements are determined based on forward exchange rate curves. The fair value of these instruments corresponds to their discounted cash flows. The fair value of the term deposits and restricted cash is determined by discounting the expected cash flows at market interest rates. The fair value of the convertible bonds was determined by calculating the present value of all cash flows associated with the liability using the applicable reference interest rate with an adjustment to reflect MorphoSys’ credit risk premium.

Hierarchy Level 3 financial assets comprise investments at fair value, with changes recognized directly in equity, as well as financial assets and financial liabilities from collaborations. The underlying valuations are generally carried out by employees in the finance department who report directly to the Chief Financial Officer. The valuation process and results are reviewed and discussed among the persons involved on a regular basis. To determine the fair value of financial assets from collaborations, expected cash inflows from Incyte’s planned losses resulting from the co-promotion
activities of Monjuvi in the USA are discounted using market interest rates of financial instruments with comparable currencies and maturities, taking into account Incyte’s credit risk. In order to determine the fair value of the financial liabilities from collaborations for disclosure purposes (these are accounted for at amortized cost using the effective interest method as described in Note 4), expected cash outflows from the planned profits to Incyte resulting from the co-promotion
activities of Monjuvi in the USA are discounted using market interest rates of financial instruments with comparable currencies and maturities, taking into account the credit risk of MorphoSys. The cash inflows and outflows represent estimates of future revenues and costs from the co-promotion
activities of Monjuvi in the USA and are subject to significant discretion. These estimates are based on assumptions that are jointly arrived at and approved of twice each year by the responsible departments at MorphoSys and Incyte. Financial assets and financial liabilities from collaborations are furthermore subject to significant uncertainties from currency exchange rate developments.
Hierarchy Level 3 financial assets are presented in Notes 4 and 6.10 of the notes to the consolidated financial statements. Hierarchy Level 3 financial liabilities are presented in Note 4.
Reclassifications between the hierarchy levels are generally taken into account as of the reporting dates; however, no transfers were made between the fair value hierarchy levels in 2020 or 2019.

The table below shows the fair values of financial assets and liabilities and the carrying amounts presented in the consolidated balance sheet.

December 31, 2020;
in 000’ €	Note		Hierarchy Level	Not classified into a Measurement Category	Financial Assets at Amortized Cost	Financial Assets at Fair Value (Through Profit or Loss)
Cash and Cash Equivalents	6.1	*		0	109,795	0
Financial Assets at Fair Value through Profit or Loss	6.2		1	0	0	287,938
Other Financial Assets at Amortized Cost	6.2	*		0	649,713	0
Accounts Receivable	6.3	*		0	83,354	0
Financial Assets from Collaborations	4		3	0	0	42,870
Other Receivables			*	0	2,159	0
Current Financial Assets				0	845,021	330,808
Other Financial Assets at Amortized Cost, Net of Current Portion	6.2		2	0	196,588	0
Prepaid Expenses and Other Assets, Net of Current Portion	6.12
thereof Non-Financial Assets			n/a	183	0	0
thereof Restricted Cash			2	0	1,384	0
Non-current Financial Assets				183	197,972	0

Total				183	1,042,993	330,808

Accounts Payable and Accruals	7.1	*		0	0	0
Current Portion of Lease Liabilities	6.8		n/a	(3,056)	0	0
Current Portion of Convertible Bond	7.5		2	0	0	0
Current Portion of Financial Liabilities from Collaborations				0	0	0
Current Financial Liabilities				(3,056)	0	0
Lease Liabilities, Net of Current Portion	6.8		n/a	(41,964)	0	0
Convertible Bond, Net of Current Portion	7.5		2	0	0	0
Financial Liabilities from Collaborations, Net of Current Portion	4		3	0	0	0
Non-current Financial Liabilities				(41,964)	0	0

Total				(45,020)	0	0

* Declaration waived in line with IFRS 7.29 (a). For these instruments the carrying amount is a reasonable approximation of fair value.
** Declaration waived in line with IFRS 7.29 (d) as disclosure is not required for lease liabilities.

Financial Assets at Fair Value (Through Other Comprehensive Income)	Financial Liabilities at Amortized Cost	Financial Liabilities at Fair Value	Total Carrying Amount	Fair value
0	0	0	109,795	*
0	0	0	287,938	287,938
0	0	0	649,713	*
0	0	0	83,354	*
0	0	0	42,870	42,870
0	0	0	2,159	*
0	0	0	1,175,829
0	0	0	196,588	197,749
			1,567
0	0	0	183	n/a
0	0	0	1,384	1,384
0	0	0	198,155

0	0	0	1,373,985

0	(128,554)	0	(128,554)	*
0	0	0	(3,056)	*	*
0	(423)	0	(423)	*
0	(155)	0	(155)	*
0	(129,132)	0	(132,188)
0	0	0	(41,964)	*	*
0	(272,760)	0	(272,760)	(334,124)
0	(516,351)	0	(516,351)	(617,178)
0	(789,111)	0	(831,075)

0	(918,243)	0	(963,263)

December 31, 2019;
in 000’ €	Note		Hierarchy Level	Not classified into a Measurement Category	Financial Assets at Amortized Cost	Financial Assets at Fair Value (Through Profit or Loss)
Cash and Cash Equivalents	6.1	*		0	44,314	0
Financial Assets at Fair Value through Profit or Loss	6.2		1	0	0	20,455
Other Financial Assets at Amortized Cost	6.2	*		0	207,735	0
Accounts Receivable	6.3	*		0	15,082	0
Other Receivables
thereof Financial Assets			*	0	1,217	0
thereof Forward Exchange Contracts used for Hedging	6.4		2	0	0	396
Current Financial Assets				0	268,348	20,851
Other Financial Assets at Amortized Cost, Net of Current Portion	6.2		2	0	84,922	0
Shares at Fair Value through Other Comprehensive Income	6.9
thereof Shares at Level 1			1	0	0	0
thereof Shares at Level 3			3	0	0	0
Prepaid Expenses and Other Assets, Net of Current Portion	6.10
thereof Non-Financial Assets			n/a	147	0	0
thereof Restricted Cash			2	0	989	0
Non-current Financial Assets				147	85,911	0

Total				147	354,259	20,851

Accounts Payable and Accruals	7.1	*		0	0	0
Current Portion of Lease Liabilities	6.7		n/a	(2,515)	0	0
Convertible Bonds – Liability Component			2	0	0	0
Current Financial Liabilities				(2,515)	0	0
Lease Liabilities, Net of Current Portion	6.7		n/a	(40,042)	0	0
Non-current Financial Liabilities				(40,042)	0	0

Total				(42,557)	0	0

* Declaration waived in line with IFRS 7.29 (a). For these instruments the carrying amount is a reasonable approximation of fair value.
** Declaration waived in line with IFRS 7.29 (d) as disclosure is not required for lease liabilities.

Financial Assets at Fair Value (Through Other Comprehensive Income)	Financial Liabilities at Amortized Cost	Financial Liabilities at Fair Value	Total Carrying Amount	Fair value
0	0	0	44,314 *
0	0	0	20,455	20,455
0	0	0	207,735 *
0	0	0	15,082 *
			1,613
0	0	0	1,217 *
0	0	0	396	396
0	0	0	289,199
0	0	0	84,922	84,922
			14,077
13,690	0	0	13,690	13,690
387	0	0	387	387
			1,136
0	0	0	147	n/a
0	0	0	989	989
14,077	0	0	100,135

14,077	0	0	389,334

0	(57,042)	0	(57,042)	*
0	0	0	(2,515)	*	*
0	(12)	0	(12)	(12)
0	(57,042)	0	(59,569)
0	0	0	(40,042)	*	*
0	(12)	0	(40,042)

0	(57,054)	0	(99,611)

IMPAIRMENTS
2.4	IMPAIRMENT

2.4.1	FINANCIAL INSTRUMENTS ACCORDING TO GENERAL EXPECTED CREDIT LOSS MODEL
The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost (term deposits with fixed and variable interest rates and bonds). The impairment method applied depends on whether there has been a significant increase in credit risk. If at the reporting date, the credit risk of a financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to twelve-month expected credit losses (Level 1). Where the expected lifetime of an asset is less than twelve months, expected losses are measured at its expected lifetime. Expected credit losses are based on the contractual cash flows multiplied by the premium of a credit default swap according to the expected maturity of the contracting party (Level 1). In case the credit risk of a financial instrument has increased significantly since initial recognition, the Group measures impairment for that financial instrument at an amount equal to the lifetime expected credit losses. The Group currently classifies an increase in credit risk on debt instruments as significant when the premium on a counterparty credit default swap has increased by 100 basis points since the initial recognition of the instrument (Level 2). If there is an objective indication of impairment, the interest received must also be adjusted so that the interest as of this date is accrued based on the net carrying amount (carrying amount less risk provisions) of the financial instrument (Level 3).
Objective evidence of a financial instrument’s impairment may arise from material financial difficulties of the issuer or the borrower, a breach of contract such as a default or delay in interest or principal payments, an increased likelihood of insolvency or other remediation process, or from the disappearance of an active market for a financial asset due to financial difficulties.
Financial instruments are derecognized when it can be reasonably expected that they will not be recovered and there is objective evidence of this. This is usually assumed to be the case when financial instruments are more than two years overdue. Impairment of financial instruments is recognized under impairment losses on financial assets.

2.4.2	FINANCIAL INSTRUMENTS ACCORDING TO SIMPLIFIED EXPECTED CREDIT LOSS MODEL
In the case of accounts receivable, the Group applies the simplified approach, which requires expected lifetime losses to be recognized from the initial recognition of the receivables (Level 2). In the event of objective indications of an impairment of accounts receivable, the expected loss must be calculated as the difference between the gross carrying amount and the present value of the expected cash flows discounted at the original effective interest rate (Level 3). An indicator that there is insufficient reason to expect recovery includes a situation, among others, when internal or external information indicates that the Group will not fully receive the contractual amounts outstanding.
All accounts receivable were aggregated to measure the expected credit losses, as they all share the same credit risk characteristics. All accounts receivable are currently due from customers with similar credit risk profiles. The impairment is determined on the basis of the premium for an industry credit default swap. In the event that accounts receivable cannot be grouped together, they are measured individually.
Accounts receivable are derecognized when it can be reasonably expected that they will not be recovered. Impairment of accounts receivable is recognized under other expenses. This is usually assumed to be the case when accounts receivable are more than two years overdue. If, in subsequent periods, amounts are received that were previously impaired, these amounts are recognized in other income.

2.4.3	NON-FINANCIAL ASSETS
The carrying amounts of the Group’s
non-financial
assets and inventories are reviewed at each reporting date for any indication of impairment. The non-financial
asset’s recoverable amount and the inventory’s net realizable value are estimated if such indication exists. For goodwill and intangible assets that have indefinite useful lives or are not yet available for use, the recoverable amount is estimated at the same time each year or determined on an interim basis, if required. Impairment is recognized if the carrying amount of an asset or the cash-generating unit (CGU) exceeds its estimated recoverable amount.
The recoverable amount of an asset or CGU is the greater of its value-in-use
or its fair value less the cost of disposal. In assessing
value-in-use,
the estimated future
pre-tax
cash flows are discounted to their present value using a
pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. For the purposes of impairment testing, assets that cannot be tested individually are grouped into the smallest group of assets that generates cash flows from ongoing use that are largely independent of the cash flows of other assets or CGUs. A ceiling test for the operating segment must be carried out for goodwill impairment testing. CGUs that have been allocated goodwill are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes. Goodwill acquired in a business combination may be allocated to groups of CGUs that are expected to benefit from the combination’s synergies.
The Group’s corporate assets do not generate separate cash flows and are utilized by more than one CGU. Corporate assets are allocated to CGUs on a reasonable and consistent basis and are tested for impairment as part of the impairment testing of the CGU that was allocated the corporate asset.
Impairment losses are recognized in profit or loss. Goodwill impairment cannot be reversed. For all other assets, the impairment recognized in prior periods is assessed on each reporting date for any indications that the losses decreased or no longer exist. Impairment is reversed when there has been a change in the estimates used to determine the recoverable amount. Impairment losses can only be reversed to the extent that the asset’s carrying amount does not exceed the carrying amount net of depreciation or amortization that would have been determined if an impairment had not been recognized.

ADDITIONAL INFORMATION
2.5	ADDITIONAL INFORMATION

2.5.1	KEY ESTIMATES AND ASSUMPTIONS
Estimates and assumptions are continually evaluated and based on historical experience and other factors, including the expectation of future events that are believed to be realistic under the prevailing circumstances.
The Group makes estimates and assumptions concerning the future. The resulting accounting-related estimates will, by definition, seldom correspond to the actual results. The estimates and assumptions that carry a significant risk of causing material adjustments to the carrying amounts of assets and liabilities in the next financial year are addressed below.
REVENUES
Revenues from product sales, license fees, milestones, royalties and contracts with multiple performance obligations are subject to assumptions regarding variable consideration components, probabilities of occurrence and individual selling prices within the scope of the accounting and measurement principles explained in Note 2.7.1. Accruals in connection with revenues products sales are also affected by estimates and assumptions.
FINANCIAL ASSETS
Impairment losses on financial assets in the form of debt instruments and accounts receivable are based on assumptions about credit risk. The Group exercises discretion in making these assumptions and in selecting the inputs to calculate the impairment based on past experience, current market conditions and forward-looking estimates at the end of each reporting period.
FINANCIAL ASSETS AND LIABILITIES FROM COLLABORATIONS
For details on estimates and assumptions in connection with financial assets and liabilities from collaborations refer to note 4.
LEASES
In determining the lease term, all facts and circumstances are considered that create an economic incentive to exercise an extension option. Extension options are only included in the lease term if the lease is reasonably certain to be extended.
IN-PROCESS
R&D PROGRAMS AND GOODWILL
The Group performs an annual review to determine whether
in-process
R&D programs or goodwill is subject to impairment in accordance with the accounting policies discussed in Note 2.4.3. The recoverable amounts from in-process
R&D programs and cash-generating units have been determined using value-in-use
calculations and are subjected to a sensitivity analysis. These calculations require the use of estimates (see Note 6.9).

CONVERTIBLE BOND
The convertible bond is to be separated in a liability and an equity component. The amount allocated to the equity component was calculated by using a Black-Scholes valuation model. A Monte-Carlo simulation was used in order to determine the liability component. It was assessed that all cash flows associated with the liability component should be discounted by using a yield curve subject to default risk. All parameters necessary for the valuation are market observable, except for the risk premium included in MorphoSys’ default risk. The risk premium (assumed to be constant over the term) was calibrated in the manner that the value of the convertible bond in the model corresponds to the nominal value of the bond in the amount of € 325.0 million.
INCOME TAXES
Income taxes comprise taxes levied in the individual countries on taxable profit and changes in deferred taxes. The income taxes reported are recognized on the basis of the statutory regulations in force or enacted as of the reporting date in the amount in which they are expected to be paid or refunded. Deferred taxes are recognized for tax-deductible
or temporary taxable differences between the carrying amounts of assets and liabilities in the IFRS balance sheet and the tax base, as well as for tax effects arising from consolidation measures and tax reduction claims arising from loss carryforwards that are likely to be realized in subsequent years. Goodwill is excluded.
The assessment of the recoverability of deferred tax assets considers the currently achieved total results of a legal entity as well as the expected future taxable results, derived from the corporate planning. The recognition of deferred tax assets on tax loss carryforwards requires management to make estimates and judgments about the amount of future taxable profit available against which the tax loss carryforwards can be utilized. Deferred tax assets on loss carryforwards are only recognized to the extent that sufficient taxable income is expected in the future.
Uncertain tax positions are analyzed on an ongoing basis and, if taxes are sufficiently probable, risk provisions are recognized in an appropriate amount in each case. Uncertainties arise, among other things, from matters that are being discussed in ongoing tax audits but have not yet resulted in final findings or are under discussion due to disputed legal situations or new case law.
As the estimates can change over time, for example, as a result of findings in the course of the tax audit or current case law, there will also be a corresponding effect on the amount of the required assessment of the risk provision. The amount of the expected tax liability or tax receivable reflects the amount representing the best estimate or the expected value, taking into account any existing tax uncertainties.
For the assessment of the impairment of deferred tax assets, the planning assumptions are influenced by key estimates and mainly include the Company’s profit forecasts for the period up to 2039.

2.5.2	CAPITAL MANAGEMENT
The Management Board’s policy for capital management is to preserve a strong and sustainable capital base in order to maintain the confidence of investors, business partners, and the capital market and to support future business development. As of December 31, 2020, the equity ratio was 37.4% (December 31, 2019: 79.5%; see also the following overview). The equity ratio decreased mainly due to the initial recognition of the financial liabilities from collaborations from the collaboration and license agreement with Incyte as well as the convertible bond.

in 000’ €	12/31/2020	12/31/2019
Stockholders’ Equity	621,322	394,702
In % of Total Capital	37.4%	79.5%
Total Liabilities	1,038,191	101,738
In % of Total Capital	62.6%	20.5%

Total Capital	1,659,513	496,439

USE OF INTEREST RATES FOR MEASUREMENT
2.6	USE OF INTEREST RATES FOR MEASUREMENT
The Group uses maturity-specific and credit risk adjusted interest rates to measure fair value. When calculating share-based payments, MorphoSys uses the interest rate on four-year German government bonds on the date the share-based payment was granted.

ACCOUNTING POLICIES APPLIED TO LINE ITEMS OF PROFIT OR LOSS
2.7	ACCOUNTING POLICIES APPLIED TO LINE ITEMS OF THE STATEMENT OF PROFIT OR LOSS

2.7.1	REVENUES AND REVENUE RECOGNITION
Recognizing revenue from contracts with customers requires the following five-stage approach:

•	Identification of the contract

•	Identification of performance obligations

•	Determination of the transaction price

•	Allocation of the transaction price

•	Revenue recognition
The Group’s revenues typically include revenue from product sales, license fees, milestone payments, service fees, and royalties.
REVENUES FROM PRODUCT SALES
Revenues from the sale of MorphoSys products are recognized at the transaction price at the time the customer obtains control of the product (defined as the point at which the customer receives the product). As a result, revenues are recognized based on a specific point in time. The transaction price represents the consideration expected by MorphoSys in exchange for the product and takes into account variable components. The variable consideration is only included in the transaction price if it is highly probable that there will not be a subsequent material adjustment to the transaction price.
The most common elements of variable consideration related to product sales at MorphoSys are listed below and are determined according to the expected value approach.

•
Rebates and discounts agreed with government agencies, buying groups, specialty distributors and specialty pharmacies are accrued and deducted from revenues at the time the related revenues are recognized. They are calculated based on actual discounts and rebates granted, specific regulatory requirements, specific terms in individual agreements, product pricing and/or the anticipated sales channel mix. Because the Company recognizes revenue upon transfer of control of the product to specialty distributors and specialty pharmacies, and not upon transfer to the end-user
(patient), for certain rebates the Company is required to estimate of the mix of product sales between its sales channels in determining the amount of rebate that will ultimately be paid.

•	Discounts offered to customers are intended to encourage prompt payment and are deferred and recognized as revenue deductions at the time the related revenues are recognized.

•	Accruals for product returns are recognized as revenue deductions at the time the corresponding revenues are recognized.
Variable consideration is deducted from trade receivables, in case these are directly paid to the direct customer. In case payments are to be made to another party, these are presented as accruals. Accruals for revenue deductions are adjusted to the actual amounts when rebates and discounts and cash discounts are realized. The accruals represent estimates of the related obligations, meaning that management’s judgment is required in estimating the impact of these revenue deductions.
LICENSE FEES AND MILESTONE PAYMENTS
The Group recognizes revenues from license fees for intellectual property (IP) both at a point in time and over a period of time. The Group must make an assessment as to whether such a license represents a right-to-use
the IP (at a point in time) or a right to access the IP (over time). Revenue for a right-to-use
license is recognized by the Group when the licensee can use and benefit from the IP after the license term begins, e.g., the Group has no further obligations in the context of the out-licensing
of a drug candidate or technology. A license is considered a right to access the intellectual property when the Group undertakes activities during the license term that significantly affect the IP, the customer is directly exposed to any positive or negative effects of these activities, and these activities do not result in the transfer of a good or service to the customer. Revenues from the right to access the IP are recognized on a straight-line basis over the license term.
Milestone payments for research and development are contingent upon the occurrence of a future event and represent variable consideration. The Group’s management estimates at the contract’s inception that the most likely amount for milestone payments is zero. The most likely amount method of estimation is considered the most predictive for the outcome since the outcome is binary; for example, achieving a specific success in clinical development (or not). The Group includes milestone payments in the total transaction price only to the extent that it is highly probable that a significant reversal of accumulated revenue will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
Sales-based milestone payments included in contracts for IP licenses are considered by the Group to be sales-based license fees because they are solely determined by the sales of an approved drug. Accordingly, such milestones are recognized as revenue once the sales of such drugs occur or at a later point if the performance obligation has not been fulfilled.
SERVICE FEES
Service fees for the assignment of personnel to research and development collaborations are recognized as revenues in the period the services were provided. If a Group company acts as an agent, revenues are recognized on a net basis.
ROYALTIES
Revenue recognition for royalties (income based on a percentage of sales of a marketed product) is based on the same revenue recognition principles that apply to sales-based milestones, as described above.
AGREEMENTS WITH MULTIPLE PERFORMANCE OBLIGATIONS
A Group company may enter into agreements with multiple performance obligations that include both licenses and services. In such cases, an assessment must be made as to whether the license is distinct from the services (or other performance obligations) provided under the same agreement. The transaction price is allocated to separate performance obligations based on the relative stand-alone selling price of the performance obligations in the agreement. The Group company estimates stand-alone selling prices for goods and services not sold separately on the basis of comparable transactions with other customers. The residual approach is the method used to estimate a stand-alone selling price when the selling price for a good or service is highly variable or uncertain.
PRINCIPLE-AGENT RELATIONSHIPS
In agreements involving two or more independent parties who contribute to the provision of a specific good or service to a customer, the Group company assesses whether it has promised to provide the specific good or service itself (the company acting as a principal) or to arrange for this specific good or service to be provided by another party (the company acting as an agent). Depending on the result of this assessment, the Group company recognizes revenues on a gross (principal) or net (agent) basis. A Group company is an agent and recognizes revenue on a net basis if its obligation is to arrange for another party to provide goods or services, i.e., the Group company does not control the specified good or service before it is transferred to the customer. Indicators to assist a company in determining whether it does not control the good or service before it is provided to a customer and is, therefore, an agent, include, but are not limited to, the following criteria:

•	Another party is primarily responsible for fulfilling the contract.

•	The company does not have inventory risk.

•	The company does not have discretion in establishing the price.
No single indicator is determinative or weighted more heavily than other indicators. However, some indicators may provide stronger evidence than others, depending on the individual facts and circumstances. A Group company’s control needs to be substantive; obtaining the legal title to a good or service only momentarily before it is transferred to the customer does not necessarily indicate that a Group company is a principal. Generally, an assessment as to whether a Group company is acting as a principal or an agent in a transaction requires a considerable degree of judgment.
Based on the relevant facts and circumstances, the assessment of an agreement may lead to the conclusion that the counterparty is a cooperation partner or partner rather than a customer because the contract parties share equally in the risk of co-developing
a drug and in the future profits from the marketing of the approved drug.

2.7.2	OPERATING EXPENSES
Operating expenses are allocated to the functional costs on the basis of cost centers or percentage allocation keys.
COST OF SALES
The cost of sales includes the acquisition and production cost of inventories recognized as an expense, personnel expenses, inventory write-downs, reversals of inventory write-downs, operating costs, impairments and scheduled depreciation and other expenses for intangible assets as well as costs for external services. Cost of sales are recognized as an expense as incurred.
RESEARCH AND DEVELOPMENT EXPENSES
Research costs are expensed in the period in which they occur. Development costs are generally expensed as incurred. Development costs are recognized as an intangible asset when the criteria such as the probability of expected future economic benefits, as well as the reliability of cost measurement, are met.
This line item contains personnel expenses, consumable supplies, other operating expenses, impairment charges, impairment reversals, amortization and other costs related to intangible assets (additional information can be found in Note 6.9), costs for external services, infrastructure costs and depreciation.
SELLING EXPENSES
The line item includes personnel costs, consumable supplies, operating costs, amortization of intangible assets (software; additional information can be found in Note 6.9), costs for external services, infrastructure costs and depreciation. This item also includes all expenses for services provided by Incyte in connection with the joint US sales activities.
GENERAL AND ADMINISTRATIVE EXPENSES
The line item includes personnel costs, consumable supplies, operating costs, amortization of intangible assets (software; additional information can be found in Note 6.9), costs for external services, infrastructure costs and depreciation.

PERSONNEL EXPENSES FROM STOCK OPTIONS
The Group spreads the compensation expenses from the estimated fair values of share-based payments on the reporting date over the period in which the beneficiaries provide the services that triggered the granting of the share-based payments. Personnel expense is recognized in the respective functional area to which the beneficiary is allocated.
Share-based compensation is considered when the Group acquires goods or services in exchange for shares or stock options (“settlement in equity instruments”) or other assets that represent the value of a specific number of shares or stock options (“cash settlement”). Additional information can be found in Notes 8.1 through 8.7.
OPERATING LEASE PAYMENTS
Through December 31, 2018, payments made within the scope of operating leases were recognized in profit or loss on a straight-line basis over the term of the lease according to IAS 17. According to
SIC-15,
all incentive agreements within the scope of operating leases are recognized as an integral part of the net consideration agreed for the use of the leased asset. The total amount of income from incentives is recognized as a reduction in lease expenses on a straight-line basis over the term of the lease.
The Group’s lease agreements were classified exclusively as operating leases through December 31, 2018. The Group did not engage in any finance lease arrangements.

2.7.3	OTHER INCOME
The line item “other income” consists primarily of foreign currency gains from operating activities.
Non-repayable
grants received from government agencies to fund specific research and development projects are recognized in profit or loss in the separate line item “other income” to the extent that the related expenses have already occurred. Under the terms of the grants, government agencies generally have the right to audit the use of the funds granted to the Group.
The government grants are generally cost subsidies, and their recognition through profit or loss is limited to the corresponding costs.
No payments were granted in financial years 2020, 2019 or 2018 that are required to be classified as investment subsidies.

2.7.4	OTHER EXPENSES
The line item “other expenses” consists mainly of currency losses from the operating business.

2.7.5	FINANCE INCOME AND FINANCE EXPENSES
Gains and losses on hedges of foreign exchange rate fluctuations, changes in fair value and interest effects from the application of the effective interest method to financial assets and liabilities are recognized in finance income and finance expenses.
The accounting policies resulting from the collaboration and license agreement with Incyte are presented in Note 4.

2.7.6	INCOME TAX EXPENSES/BENEFITS
Current income taxes are calculated based on the respective local taxable income and local tax rules for the period. In addition, current income taxes presented for the period include adjustments for uncertain tax payments or tax refunds for periods not yet finally assessed, excluding interest expenses and penalties on the underpayment of taxes. In the event that amounts included in the tax returns are considered unlikely to be accepted by the tax authorities (uncertain tax positions), a provision for income taxes is recognized. Tax refund claims from uncertain tax positions are recognized when it is probable that they can be realized. Current taxes reflect the expected tax liability on the taxable income for the year, based on the enacted or r substantially enacted tax rates, as well as adjustments to the tax liability for previous years.
Deferred tax assets or liabilities are calculated for temporary differences between the tax bases and the financial statement carrying amounts, including differences from consolidation, unused tax loss carryforwards, and unused tax credits. Measurement is based on enacted or substantively enacted tax rates and tax rules.
Deferred tax assets are offset against deferred tax liabilities when the taxes are levied by the same taxation authority, and the entity has a legally enforceable right to offset current tax assets against current tax liabilities according to their maturity.
Assessments as to the recoverability of deferred tax assets require the use of judgment regarding assumptions related to estimated future taxable profits. This includes the amounts of taxable future profits, the periods in which those profits are expected to occur, and the availability of tax planning opportunities. The Group record a deferred tax asset only when it is probable that a corresponding amount of taxable profit will be available against which the deductible temporary differences relating to the same taxation authority and the same taxable entity can be utilized.
The analysis and forecasting required in this process are performed for individual jurisdictions by qualified local tax and financial professionals. Given the potential significance surrounding the underlying estimates and assumptions, group-wide policies and procedures have been designed to ensure consistency and reliability around the recoverability assessment process. Forecast operating results are based upon approved business plans, which are themselves subject to a well-defined process of control. As a matter of policy, especially strong evidence supporting the recognition of deferred tax assets is required if an entity has suffered a loss in either the current or the preceding period.
Changes in deferred tax assets and liabilities are generally recognized through profit and loss in the consolidated statement of profit or loss, except for changes recognized directly in equity. Deferred tax assets are recognized only to the extent that it is likely that there will be future taxable income to offset. Deferred tax assets are reduced by the amount that the related tax benefit is no longer expected to be realized.

2.7.7	EARNINGS PER SHARE
The Group reports basic and diluted earnings per share. Basic earnings per share are computed by dividing the net profit or loss attributable to parent company shareholders by the weighted-average number of ordinary shares outstanding for the reporting period. Diluted earnings per share are calculated in the same manner with the exception that the net profit or loss attributable to parent company shareholders and the weighted-average number of ordinary shares outstanding are adjusted for any dilutive effects resulting from stock options granted to the Management Board and employees and convertible bonds.
In 2019 and 2018, diluted earnings per share equaled basic earnings per share. The effect of 57,035 potentially dilutive shares in 2019 and 120,214 dilutive shares in 2018 resulting from stock options and convertible bonds granted to the Management Board and certain employees of the Company has been excluded from the diluted earnings per share as it would result in a decline in the loss per share and should, therefore, not be treated as dilutive.
The 67,964 stock options and 58,811 restricted stock units still unvested as of December 31, 2020 and the 515,433 shares from the convertible bond are included in the calculation of potentially dilutive shares as they are dilutive for the 2020 financial year.

ACCOUNTING POLICIES APPLIED TO THE ASSETS OF THE BALANCE SHEET
2.8	ACCOUNTING POLICIES APPLIED TO BALANCE SHEET ASSETS

2.8.1	LIQUIDITY
Liquidity is defined as the sum of the balance sheet positions “Cash and Cash Equivalents”, “Financial Assets at Fair Value through Profit or Loss” and “Other Financial Assets at Amortized Cost”.
CLASSIFICATION
The Group classifies its financial assets (debt instruments) in the measurement categories of those subsequently measured at fair value (either through other comprehensive income or profit or loss) and those measured at amortized cost.
The Group defines all cash held at banks and on hand, as well as all short-term deposits with a maturity of three months or less as of the purchase date, as cash and cash equivalents. The Group invests the majority of its cash and cash equivalents at several major financial institutions including, Commerzbank, UniCredit, BayernLB, LBBW, BNP Paribas, Deutsche Bank, Sparkasse, Banque Européenne du Crédit Mutuel, Credit Suisse, UBS and Bank of America Merrill Lynch.
Guarantees granted for rent deposits and obligations from convertible bonds issued to employees are recorded as restricted cash under “Other Assets” because they are not available for use in the Group’s operations.
RECOGNITION AND DERECOGNITION
The Group recognizes a financial asset at the point in time when it becomes the contractual party of the financial asset. Financial assets are derecognized when the claims to receive cash flows from the financial assets expire or have been transferred, and the Group has transferred substantially all the risks and rewards of ownership.
MEASUREMENT
Upon initial recognition, the Group measures a financial asset at fair value and – when the financial asset is not subsequently measured at fair value in profit or loss – plus transaction costs directly attributable to the acquisition of that asset. Transaction costs of financial assets measured at fair value through profit or loss are recognized as expenses in profit or loss.
The subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the asset’s cash flow characteristics. The Group classifies its debt instruments in one of the following measurement categories described below.
Assets that are held in order to collect the contractual cash flows and for which these cash flows represent interest and principal payments only are measured at amortized cost. Interest income from these financial assets is recognized in finance income using the effective interest method. Negative interests are recognized in Finance Expense. Gains and losses upon derecognition are recognized directly in profit or loss and recorded in the finance result. Impairment losses are recognized as a separate line item in profit or loss.
Assets that are held to collect the contractual cash flows and to sell the financial assets and where the cash flows represent principal and interest payments only are measured at fair value through other comprehensive income. Changes in the carrying amounts are recognized in other comprehensive income, with the exception of impairment losses, income from impairment reversals, interest income and foreign currency gains and losses, which are recognized in profit or loss. Upon the derecognition of the financial asset, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss and is recorded in the finance result. Interest income from these financial assets is reported in finance income using the effective interest method. Foreign exchange gains and losses are shown under other income/expenses, and impairment losses are included in a separate line item in profit or loss.

Assets that do not meet the criteria of the categories “at amortized cost” or “at fair value through other comprehensive income” are allocated to the category “at fair value through profit or loss.” Gains and losses on debt instruments that are subsequently measured at fair value through profit or loss are recognized in the finance result in the period in which they occur.
The Group reclassifies debts instruments only in case when there is a change in the business model for managing such assets.
DERIVATIVES
The Group uses derivatives to hedge cash flows associated to foreign exchange risks. The use of derivatives is subject to a Group policy approved by the Management Board, which sets out a written guideline on the use of derivatives. According to the Group’s hedging policy, only highly probable future cash flows and clearly identifiable receivables that can be collected within a twelve-month period are hedged.
Derivatives are initially recognized at fair value at the time of the conclusion of a derivative transaction and subsequently measured at fair value at the end of each reporting period. The derivatives are presented as other receivables or other provision, depending on their nature. Changes in the fair value of a derivative instrument that is not accounted for as a hedging relationship are recognized directly in profit or loss in the finance result.
MorphoSys has not applied hedge accounting in the financial years 2020, 2019 and 2018.

2.8.2	ACCOUNTS RECEIVABLE, INCOME TAX RECEIVABLES AND OTHER RECEIVABLES
Accounts receivable are measured at amortized cost less any impairment using the simplified impairment model (see Notes 2.3.1, 2.4.2 and 6.3).
Income tax receivables mainly include receivables due from tax authorities in the context of capital gain taxes withheld to the nominal value without discount.
Other
non-derivative
financial instruments are measured at amortized cost using the effective interest method.

2.8.3	FINANCIAL ASSETS FROM COLLABORATIONS
The accounting policies applied to financial assets from collaborations are presented in Notes 2.3.3 and 4.

2.8.4	INVENTORIES
Inventories are measured at the lower value of production or acquisition cost and net realizable value under the first-in,
first-out
method. Acquisition costs comprise all purchase costs, including those incurred in bringing the inventories into operating condition, and take purchase price reductions into account, such as bonuses and discounts. Manufacturing costs comprise all directly attributable costs as well as reasonably allocated overhead. Net realizable value is the estimated selling price less the estimated expenses necessary for completion and sale. Inventories are divided into the categories of raw materials and supplies as well as finished goods.
The impairment to a net realizable value of zero on the antibody material (tafasitamab) derived from fermenter runs, recognized in cost of sales as well as research and development expenses in prior periods, was reversed due to the market approval of Monjuvi. This was now usable for commercialization and therefore represents inventory. Following its market approval, tafasitamab used for commercialization purposes is presented as inventory, which is measured at its cost of production and recognized in cost of sales upon its sale.

Inventory of tafasitamab used for clinical trials or research activities are presented as other current assets and once it is used costs are recognized in the income statement under research and development expenses when consumed.

2.8.5	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses include expenses resulting from an outflow of liquid assets prior to the reporting date that are only recognized as expenses in the subsequent financial year. Such expenses usually involve maintenance contracts, sublicenses and upfront payments for external laboratory services not yet performed. Other current assets primarily consist of receivables from tax authorities from input tax surpluses, combination compounds as well as receivables from upfront payments. This item is recognized at nominal value or acquisition cost less impairments.

2.8.6	PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment are recorded at historical cost less accumulated depreciation (see Note 6.7) and any impairment losses (see Note 2.4.3). Historical cost includes expenditures directly related to the purchase at the time of the acquisition. Replacement purchases, building alterations and improvements are capitalized, whereas repair and maintenance expenses are recognized as expenses as they are incurred. Property, plant and equipment are depreciated on a straight-line basis over its estimated useful life (see table below). Leasehold improvements are depreciated on a straight-line basis over the shorter of either the asset’s estimated useful life or the remaining term of the lease.

Asset Class	Useful Life	Depreciation Rates
Office Equipment	8 years	13%
Laboratory Equipment	4 years	25%
Low-value Office and Laboratory Equipment	Immediately	100%
Computer Hardware	3 years	33%
Permanent Improvements to Property/Buildings	10 years	10%
The residual values and useful lives of assets are reviewed at the end of each reporting period and adjusted when necessary.
Borrowing costs that can be directly attributed to the acquisition, construction or production of a qualifying asset are not included in the acquisition or production costs because the Group’s operating business is funded with equity.

2.8.7	LEASES
As of January 1, 2019, the Group applies the IFRS 16 standard on leases.
For lessees, a uniform approach is applied to the recognition of leases, according to which assets for the right-of-use
assets of the leased assets and liabilities for the payment obligations entered into are required to be recognized in the balance sheet for all leases. At the time a leased asset becomes available for the Group’s use, a right-of-use
asset and corresponding lease liability are recognized in the balance sheet.
Right-of-use
assets are measured at cost, which is calculated as the lease liability plus lease payments made at or before the date on which the asset is made available for use, less lease incentives received and additional initial direct costs and dismantling obligations. Subsequent measurement of right-of-use
assets is at amortized cost. The
right-of-use
assets are amortized on a straight-line basis over the shorter of either the useful life or the term of the lease agreement.

The lease liability is the present value of the fixed and variable lease payments that are paid during the term of the lease less any lease incentives receivable. The discounting is carried out based on the implied interest rate underlying the lease contract if the rate can be determined. If not, discounting is carried out based on the lessee’s incremental borrowing rate, i.e., the interest rate a lessee would need to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of similar value and condition to the right-of-use
asset in a similar economic environment.
In subsequent measurement, the carrying amount of the lease liability is increased to reflect the interest expense on the lease liability and reduced to reflect the lease payments made. Each lease installment is separated into a repayment portion and a financing expense portion. Finance expenses are recognized in profit or loss over the term of the lease.
The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use
asset.
As of January 1, 2019, the rental expenses recognized in the statement of profit or loss up to and including the 2018 financial year were replaced by depreciation and amortization of assets and interest expenses from the compounding of lease liabilities. This means that the related costs are recorded in various items of the statement of profit or loss and differ in their total amount compared to the application of IAS 17. As a result of the interest expenses recorded under finance expenses in the statement of profit or loss, there was a material effect on Group EBIT in the 2019 financial year compared with the application of IAS 17 in financial year 2018. In accordance with IAS 17, interest expenses were part of rental expenses and were recorded under operating expenses in the statement of profit or loss.
The payments for the redemption of lease liabilities and the payments attributable to the interest portion of the lease liabilities are allocated to cash flow from financing activities.
For
low-value
leases and short-term leases (terms of less than twelve months), mainly technical equipment, use is made of the simplified application. Accordingly, no right-of-use
assets or lease liabilities are recognized; instead, the lease payments are recognized as an expense over the term of the lease.
Impairment losses are recognized in accordance with the principles described in Note 2.4.3.

2.8.8	INTANGIBLE ASSETS
Purchased intangible assets are capitalized at acquisition cost and exclusively amortized on a straight-line basis over their useful lives. Internally generated intangible assets are recognized to the degree the corresponding recognition criteria are met.
Development costs are capitalized as intangible assets when the corresponding capitalization criteria have been met, namely, clear specification of the product or procedure, technical feasibility, intention of completion, use, commercialization, coverage of development costs through future free cash flows, reliable determination of these free cash flows and availability of sufficient resources for completion of development and sale. Amortization of intangible assets is recorded in cost of goods sold or research and development expenses.
Expenses to be classified as research expenses are allocated to research and development expenses.
Subsequent expenditures for capitalized intangible assets are capitalized only when they substantially increase the future economic benefit of the specific asset to which they relate. All other expenditures are expensed as incurred.

PATENTS
Patents obtained by the Group are recorded at acquisition cost less accumulated amortization (see below) and any impairment (see Note 2.4.3). Patent costs are amortized on a straight-line basis over the lower of the estimated useful life of the patent (ten years) or the remaining patent term. Amortization starts when the patent is issued. Technology identified in the purchase price allocation for the acquisition of Sloning BioTechnology GmbH was recorded at the fair value at the time of acquisition, less accumulated amortization (useful life of 10 years).
LICENSES
The Group has acquired license rights from third parties by making upfront license payments, paying annual fees to maintain the license and paying fees for sublicenses. The Group amortizes upfront license payments on a straight-line basis over the estimated useful life of the acquired license (8 to 13 years). The amortization period and method are reviewed at the end of each financial year. Annual fees to maintain a license are amortized over the term of each annual agreement. Sublicense fees are amortized on a straight-line basis over the term of the contract or the estimated useful life of the collaboration for contracts without a set duration.
LICENSES FOR MARKETED PRODUCTS
Due to the market approval of Monjuvi, the amount recognized in the balance sheet item
“In-process
R&D programs” as of December 31, 2019, has been reclassified to the balance sheet item “Licenses for marketed products.” The prepaid license fees and milestone payments that are subsequently paid after the milestones have been reached are amortized over the estimated useful life of the acquired license. The duration and method of amortization are reviewed at the end of each financial year. In the case of triggering events, the asset is tested for any impairment. Because the Group applies the cost accumulation approach, milestones in the near future are not taken into account.
IN-PROCESS
R&D PROGRAMS
This line item previously contained capitalized payments from the in-licensing
of compounds for the Proprietary Development segment, as well as milestone payments for these compounds subsequently paid as milestones were achieved. Additionally, this line item also included compounds and antibody programs resulting from acquisitions. As of December 31, 2020, no assets were recognized in this balance sheet item due to the launch of Monjuvi and the divestment of the Lanthio entities’
in-process
R&D programs.
SOFTWARE
Software is recorded at acquisition cost less accumulated amortization (see below) and any impairment (see Note 2.4.3). Amortization is recognized in profit or loss on a straight-line basis over the estimated useful life of three to five years. Software is amortized from the date the software is operational.
GOODWILL
Goodwill is recognized for expected synergies from business combinations and the skills of the acquired workforce. Goodwill is tested annually for impairment (see Note 6.9).

Intangible Asset Class	Useful Life	Amortization Rates
Patents	10 years	10%
Licenses and Licenses for Marketed Products	8 - 24 years	13% - 4%
In-process R&D Programs	Not yet amortized, Impairment Only	-
Software	3 - 5 years	33% - 20%
Goodwill	Impairment Only	-

2.8.9	SHARES AT FAIR VALUE, WITH CHANGES RECOGNIZED IN OTHER COMPREHENSIVE INCOME
The investments in adivo GmbH and Vivoryon Therapeutics AG are accounted for as equity financial instruments at fair value. Changes in fair value are recognized in other comprehensive income. This was irrevocably determined when the investments were first recognized. These investments are strategic financial investments, and the Group considers this classification to be more meaningful. If one of the investment is derecognized, no subsequent reclassification of gains or losses to profit or loss will occur. Dividends from these investments are recognized in profit or loss when there is a justified right to receive payment.

2.8.10	PREPAID EXPENSES AND OTHER ASSETS, NET OF CURRENT PORTION
The
non-current
portion of expenses incurred prior to the reporting date but recognized in subsequent financial years is recorded in prepaid expenses. This line item contains maintenance contracts and sublicenses.
This line item also includes other
non-current
assets recognized at fair value. Other
non-current
assets consist mainly of restricted cash, such as rent deposits.

ACCOUNTING POLICIES APPLIED TO EQUITY AND LIABILITY ITEMS OF THE BALANCE SHEET
2.9	ACCOUNTING POLICIES APPLIED TO EQUITY AND LIABILITY ITEMS OF THE BALANCE SHEET

2.9.1	FINANCIAL LIABILITES
INITIAL RECOGNITION AND MEASUREMENT
Financial liabilities are recognized when the group entity becomes a party to the financial instrument that establishes the financial liability. Financial instruments are initially recognized on the settlement date in the case of regular way purchases or sales, and derivative financial instruments are initially recognized on the trade date.
Financial liabilities are measured at fair value on initial recognition. Direct attributable transaction costs are deducted from the fair value if they are attributable to financial liabilities measured at amortized cost. Transaction costs are recognized directly in profit or loss if they are related to the issue of financial liabilities measured at fair value.
SUBSEQUENT MEASUREMENT
For purposes of subsequent measurement, financial liabilities are classified in two categories:

•	Financial liabilities at fair value through profit or loss

•	Financial liabilities at amortized cost
Subsequent measurement of financial liabilities at fair value through profit or loss is at fair value. Gains or losses from changes in fair value are recognized in profit or loss in the financial result.
After initial recognition of financial liabilities at amortized cost, these financial liabilities are measured at amortized cost using the effective interest method. Gains and losses are recognized in profit or loss in the financial result using the effective interest method.
DERECOGNITION
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

2.9.2	ACCOUNTS PAYABLE, ACCRUALS AND OTHER PROVISIONS
Accounts payable and accruals are initially recognized at fair value and subsequently at amortized cost using the effective interest method.
Non-financial
liabilities with a term of more than one year are discounted to their net present value. Liabilities that are uncertain in their timing or amount are recorded as accruals.
Accruals are recognized for obligations to third parties arising from past events. Furthermore, accruals are only recognized for legal or factual obligations to third parties if the event’s occurrence is more likely than not. Accruals are recognized in the amount required to settle the respective obligation and discounted to the reporting date when the interest effect is material. The amount required to meet the obligation also includes expected price and cost increases. The interest portion of the addition to accruals is recorded in the finance result. The measurement of accruals is based on past experience and considers the circumstances in existence on the reporting date.
The Group has entered into various research and development contracts with research institutions and other companies. These agreements are generally cancelable, and related costs are recorded as research and development expenses as incurred. The Group recognizes accruals for estimated ongoing research costs that have been incurred. When evaluating the appropriateness of the deferred expenses, the Group analyzes the progress of the studies, including the phase and completion of events, invoices received and contractually agreed costs. Significant judgments and estimates are made in determining the deferred balances at the end of any reporting period. Actual results may differ from the Group’s estimates. The Group’s historical accrual estimates have not been materially different from the actual costs.
Other provisions mainly include cash-settled share-based payments.

2.9.3	TAX LIABILITIES
Tax liabilities are recognized and measured at their nominal value. Tax liabilities contain obligations from current taxes, excluding deferred taxes. Liabilities for trade taxes, corporate taxes and similar taxes on income are determined based on the taxable income of the consolidated entities less any prepayments made.

2.9.4	CURRENT PORTION OF CONTRACT LIABILITIES
Upfront payments from customers for services to be rendered by the Group and revenue that must be recognized over a period of time are deferred and measured at the nominal amount of cash received. The corresponding rendering of services and revenue recognition is expected to occur within a twelve-month period following the reporting date.

2.9.5	CONTRACT LIABILITIES, NET OF CURRENT PORTION
This line item includes the
non-current
portion of deferred customer upfront payments and revenue that must be recognized over a period of time. Contractual liabilities are measured at the nominal amount of cash received.

2.9.6	CONVERTIBLE BONDS
The components of the convertible bonds issued by MorphoSys are recognized separately as a financial liability and as an equity instrument according to the economic substance of the contractual arrangement. As of the date of issuance, the fair value of the liability component was determined using the market interest rate applicable to comparable non-convertible
instruments. This amount was recognized as a financial liability at amortized cost using the effective interest method until settlement on conversion or maturity of the instrument. The conversion option classified as equity was determined as the difference between the total value of the convertible bond and the fair value of the liability component. The resulting amount, net of income tax effects, is recognized in the capital reserve as part of equity and is not adjusted in subsequent periods. No gain or loss arises from the exercise or expiration of the conversion option. Transaction costs associated with the instrument are allocated between the two components based on the allocation of proceeds. The transaction costs attributable to the borrowed capital were deducted from carrying amount of the liability component and are amortized over the term of the convertible bond using the effective interest method.
Interest calculated pro rata and payable within the next 12 months is shown as current.

2.9.7	CONVERTIBLE BONDS DUE TO RELATED PARTIES
The Group has issued convertible bonds to the Group’s Management Board and employees. The equity component of a convertible bond must be recorded separately under additional paid-in
capital. The equity component is determined by deducting the separately determined amount of the liability component from the fair value of the convertible bond. The effect of the equity component on profit or loss is recognized in personnel expenses from stock options, whereas the effect on profit or loss from the liability component is recognized as interest expense. The exercise period of the conversion rights expired on March 31, 2020.

2.9.8	DEFERRED TAXES
Deferred tax assets and liabilities are calculated using the liability method, which is commonly used internationally. Under this method, taxes expected to be paid or recovered in subsequent financial years are based on the applicable tax rate at the time of recognition.
Deferred tax assets and liabilities are recorded separately in the balance sheet and take into account the future tax effect resulting from temporary differences between carrying amounts in the balance sheet for assets and liabilities and tax loss carryforwards.
Deferred tax assets are offset against deferred tax liabilities when the taxes are levied by the same taxation authority and their maturity and the entity has a legally enforceable right to offset current tax assets against current tax liabilities. Deferred tax assets and liabilities may not be discounted.
Deferred tax assets on loss carryforwards and temporary differences are recognized and measured on the basis of projected future taxable income. They are only recognized if sufficient taxable income is available in the future to utilize the deferred tax assets.
In assessing the recoverability of deferred tax assets, only the effects on earnings of the reversal of temporary differences arising from deferred tax liabilities, the planned results from operating activities, and possible tax strategies are taken into account. The planned results are based on internal forecasts of the future earnings situation of the respective Group company for the assessment of recoverability in the case of loss carryforwards and the long-term planning of the respective company for the assessment of recoverability in the case of temporary differences. If there are doubts about the realizability of the loss carryforwards, no corresponding deferred tax assets are recognized in individual cases, or deferred tax assets already recognized are impaired. The tax deferrals recognized are subject to ongoing reviews of the underlying assumptions. Changes in assumptions or circumstances may necessitate adjustments, which may result in additional tax deferrals or their reversal. Deferred tax assets and liabilities are offset if they relate to the same tax authority, and the right to offset current tax assets and liabilities is legally enforceable. Deferred tax assets and liabilities are recognized on an undiscounted basis. If the items underlying the temporary differences, or tax expenses and income respectively, are recognized directly in equity, this also applies to the current taxes or deferred tax assets and liabilities attributable thereto.

2.9.9	FINANCIAL LIABILITIES FROM COLLABORATIONS
The accounting policies applied to financial liabilities from collaborations are presented in Note 2.3.3 and Note 4.

2.9.10	STOCKHOLDERS’ EQUITY
COMMON STOCK
Ordinary shares are classified as stockholders’ equity. Incremental costs directly attributable to the issue of ordinary shares and stock options are recognized as a deduction from stockholders’ equity.
TREASURY STOCK
Repurchases of the Company’s own shares at prices quoted on an exchange or at market value are recorded in this line item as a deduction from common stock.
When common stock recorded as stockholders’ equity is repurchased, the amount of consideration paid, including directly attributable costs, is recognized as a deduction from stockholders’ equity net of taxes and classified as treasury shares. When treasury shares are subsequently sold or reissued, the proceeds are recognized as an increase in stockholders’ equity, and any difference between the proceeds from the transaction and the initial acquisition costs is recognized in additional paid-in
capital.
The allocation of treasury shares to beneficiaries under long-term incentive plans (in this case: performance shares) is reflected in this line item based on the set number of shares to be allocated after the expiration of the four-year vesting period (quantity structure) and multiplied by the weighted-average purchase price of the treasury shares (value structure). The adjustment is carried out directly in equity through a reduction in the line item “treasury stock,” which is a deduction from common stock, while simultaneously reducing additional paid-in
capital. Further information can be found in Notes 8.3.1 and 8.3.2.
ADDITIONAL
PAID-IN
CAPITAL
Additional
paid-in
capital mainly consists of personnel expenses resulting from the grant of stock options, convertible bonds and performance shares, the conversion option of convertible bonds classified as equity, as well as the proceeds from newly created shares in excess of their nominal value.
OTHER COMPREHENSIVE INCOME RESERVE
The line item “other comprehensive income reserve” includes changes in the fair value of equity instruments that are recognized in other comprehensive income and currency exchange differences that are not recognized in profit or loss.
ACCUMULATED INCOME/DEFICIT
The “accumulated income/deficit” line item consists of the Group’s accumulated consolidated net profits/losses. A separate measurement of this item is not made.